May 01, 2016

GUIDESTONE FUNDS

Supplement dated February 28, 2017

to

Prospectus dated May 1, 2016

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus, as supplemented.

I.        CHANGES TO PRINCIPAL INVESTMENT STRATEGIES FOR THE

        TARGET DATE FUNDS

Effective May 1, 2017, the principal investment strategies for the Target Date Funds will be amended as outlined in this section.

Under the section disclosing “Principal Investment Strategies”, the first six bullet points for the Target Date Funds, on pages 10, 15, 20, 24 and 28, are deleted in their entirety and replaced with the following:

•
The Fund pursues its objective by investing in a diversified portfolio of GuideStone Funds Select Funds (“Select Funds”) that represent various asset classes. The Fund is managed to the specific retirement year included in its name (“Target Date”) and assumes a retirement age of 65. The Target Date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is designed for an investor who anticipates retiring at or near the Target Date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retires significantly earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s Target Date.

•
Over time, the allocation to asset classes will change according to a predetermined “glide path” shown in the chart below. The glide path adjusts the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until approximately 12 years after the Target Date. The Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues the maximum amount of capital growth consistent with a reasonable amount of risk during the investor’s pre-retirement years and is intended to serve as a post-retirement investment vehicle with allocations designed to support an income stream during retirement along with some portfolio growth that exceeds inflation. The Fund does not guarantee a particular level of income through retirement.

•	The Adviser uses the following glide path to allocate the Fund’s assets.

•
At the Target Date, the Fund’s allocation to stocks was/will be approximately 55% of its assets. The Fund’s exposure to stocks will continue to decline until approximately 12 years after its Target Date, when its allocation to stocks will remain fixed at approximately 36% of its assets and the majority of the remainder will be invested in bonds with allocations to real assets and alternative investments.

•
The asset classes in which the Fund may invest through the Select Funds generally are divided into: (1) equity securities (such as common stock of U.S. companies and foreign companies of any size, including those located in developed and emerging markets); (2) fixed-income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade and high yield or “junk” bonds, inflation-indexed securities, and short-term investments such as money market instruments); (3) real assets (such as inflation-protected bonds, real estate-related securities, equity securities of real estate investment trusts and securities of companies involved in the natural resources industries or that supply goods, technology and services to such companies); and (4) alternative investments (such as short sales of stocks, equity index options, forward currency exchange contracts, equity swap agreements and other derivative instruments). The Fund is not limited with respect to the maturity, duration or credit quality of the fixed-income securities in which it invests. The Fund may hold cash or invest in short-term paper and other short-term investments, as deemed appropriate by the Adviser.

•
The Adviser establishes the asset mix of the Fund based on the Target Date and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds, as well as its outlook for the economy and financial markets.

•
The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions by the Adviser to overweight or underweight a particular asset class based on its market outlook. Allocations generally are not expected to vary from those shown by more than plus or minus 10 percentage points. For example, an allocation of 20% to an asset class could vary between 10% and 30%. Although the Adviser will not generally vary beyond the 10 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

II.        CHANGES TO PRINCIPAL INVESTMENT RISKS FOR THE

        TARGET DATE FUNDS

Effective May 1, 2017, under the section disclosing “Principal Investment Risks”, the following risk factor is added for the Target Date Funds, on pages 11, 16, 21, 25 and 29:

•
To the extent the Fund invests in alternative (non-traditional) investments, the Fund will be subject to the risks associated with such investments. Alternative (non-traditional) investments use a different approach to investing than do traditional investments (stocks, bonds and cash) and the performance of alternative (non-traditional) investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative (non-traditional) investments will decline in value along with equity or fixed-income markets, or both, or that they may not otherwise perform in accordance with expectations. Alternative (non-traditional) investments can be highly volatile, are often less liquid, particularly in periods of stress, are generally more complex and less transparent, and may have more complicated tax profiles than traditional investments. In addition, the performance of alternative (non-traditional) investments may be more dependent on an investment manager’s experience and skill than traditional investments. The use of alternative (non-traditional) investments may not achieve the desired effect.

III.        CHANGE TO THE NAME OF THE REAL ESTATE SECURITIES FUND

Effective May 1, 2017, the Real Estate Securities Fund will be renamed the Global Real Estate Securities Fund.

Under the “Principal Investment Strategies” section, on page 83, the following bullet is added:

•
Under normal market conditions, the Fund will invest significantly (at least 40%, unless market conditions are not deemed favorable, in which case the Fund would invest at least 30%) in securities of non-U.S. issuers. An issuer is considered to be from the country where it is located, where it is headquartered or incorporated, where the majority of its assets are located, or where it generates the majority of its operating income. The Fund will allocate its assets among no less than three countries.